Litigations	12 Months Ended
Dec. 31, 2019
Litigations
Litigations

28.  Litigations

a) Provision for litigations

Vale is party to labor, civil, tax and other ongoing lawsuits, at administrative and court levels. Provisions for losses resulting from lawsuits are estimated and updated by the Company, based on analysis from the Company’s legal consultants.

Changes in provision for litigations are as follows:

				Environmental	Total of
	Tax litigation (i)	Civil litigation	Labor litigation	litigation	litigation provision
Balance at December 31, 2017	815	131	517	10	1,473
Additions and reversals, net	17	65	106	(3)	185
Payments	(7)	(23)	(114)	(2)	(146)
Additions - discontinued operations	26	1	11	—	38
Indexation and interest	—	17	16	(1)	32
Translation adjustment	(122)	(25)	(77)	(1)	(225)
Balance at December 31, 2018	729	166	459	3	1,357
Additions and reversals, net	10	168	106	7	291
Payments	(33)	(58)	(110)	—	(201)
Indexation and interest	9	42	18	1	70
Translation adjustment	(19)	(18)	(18)	—	(55)
Balance at December 31, 2019	696	300	455	11	1,462

(i)Includes amounts regarding to social security claims that were previously classified as labor claims.

b) Contingent liabilities

The Company has contingent liabilities where claims are debated in both administrative and judicial claims and whose expected loss is classified as possible, and for which the recognition of a provision is not considered necessary by the Company.

Based in the legal opinions, the presentation of the litigations classified with expected loss as possible are presented as follow:

	December 31, 2019	December 31, 2018
Tax litigations (i)	8,395	8,853
Civil litigations	1,518	1,957
Labor litigations	773	1,263
Environmental litigations	1,094	1,051
Brumadinho event (note 3)	158	—
Total	11,938	13,124

(i)Includes amounts regarding to social security claims that were previously classified as labor claims.

i - Tax litigations - The most relevant contingent tax liabilities are associated with proceedings related to the (i) collection of IRPJ and CSLL, (ii) challenges of PIS and COFINS tax credits, (iii) assessments related to mining royalties (CFEM), and (iv) collection of ICMS, in particular related to credits claimed in connection with the sale and transmission of electricity; collection of ICMS in connection with goods that enter into the State of Pará and collection of ICMS and penalties over the transportation of iron ore by Vale itself.

Of the total amount of tax litigations, US$1,106 relates to income taxes contingencies, which have been assessed by Management to determine whether the tax treatment related to the contingency is probable of being accepted by the tax authority. Further details on the assessment performed by the Company relation to uncertain tax positions is disclosed in note 8.

ii - Civil litigations - Most of those claims have been filed by suppliers for indemnification under construction contracts, primarily relating to certain alleged damages, payments and contractual penalties. A number of other claims related to contractual disputes regarding inflation index.

iii - Labor litigations - Represents individual claims by employees and service providers, primarily involving demands for additional compensation for overtime work, time spent commuting or health and safety conditions.

iv - Environmental litigations - The most significant claims concern alleged procedural deficiencies in licensing processes, non-compliance with existing environmental licenses or damage to the environment.

c) Judicial deposits

In addition to the provisions and contingent liabilities, the Company is required, by law, to make judicial deposits to secure a potential adverse outcome of certain lawsuits. These court‑ordered deposits are monetarily adjusted and reported as non‑current assets until a judicial decision to draw the deposit occurs.

	December 31, 2019	December 31, 2018
Tax litigations (i)	1,278	1,314
Civil litigations	112	60
Labor litigations	246	310
Environmental litigations	41	32
Brumadinho event (note 3)	1,482	—
Total	3,159	1,716

(i)Includes amounts regarding to judicial deposits of a social security claims that were previously classified as labor claims.

In addition to the above-mentioned tax, civil, labor and environmental judicial deposits, the Company contracted US$2.6 billion (R$10.4 billion) in guarantees for its lawsuits, as an alternative to judicial deposits. For the Brumadinho event, the Company contracted guarantees in the amount of US$1.4 billion (R$5.6 billion) which were presented in court according agreement with Treasury Court of Minas Gerais and Public Prosecutor's Office.

d) Contingencies related to Samarco accident

(i) Public civil claim filed by the Federal Government and others and Public civil claim filed by Federal Prosecution Office (“MPF”)

In 2016, the federal government, the Brazilian states of Espírito Santo and Minas Gerais and other governmental authorities have initiated a public civil lawsuit against Samarco and its shareholders, with an estimated value indicated by the plaintiffs of US$5.3 billion (R$20.2 billion). In the same year, MPF filed a public civil action against Samarco and its shareholders and presented several claims, including: (i) the adoption of measures for mitigating the social, economic and environmental impacts resulting from the dam failure and other emergency measures; (ii) the payment of compensation to the community; and (iii) payments for the collective moral damage. The action value indicated by MPF is US$40.5 billion (R$155 billion).

In June 2018, the parties entered into an agreement (“Term of Adjustment of Conduct”), which extinguishes (i) the public civil claim of US$5.3 billion (R$20.2 billion) filed by the Federal Government and others; and (ii) part of the claims included in the public civil claim of US$40.5 billion (R$155 billion) filed by MPF. The agreement also establishes a possible renegotiation of Fundação Renova's repair programs after the conclusion of the specialist’s studies hired to advise the Public Prosecutor's Office in this process. These negotiations are expected to occur during 2020.

In September 2019, the Court approved the list of entities selected by the community to provide it with technical assistance to assure its participation on the debates regarding the measures to be adopted for mitigate the impacts, accordingly to the referred agreement.

In January 2020, the Court issued an order for the Brazilian Mining Authority (ANM) ratifying the revocation of the decision issued on the public civil actions filed by the Brazilian Federal Government and others, determine the immediate revocation of the restrictions on Vale's mining concessions.

(ii) United States class action lawsuits

In March 2017, holders of bonds issued by Samarco Mineração S.A., filed a class action suit in the Federal Court in New York against Samarco Mineração S.A., Vale S.A., BHP Billiton Limited, BHP Billiton PLC and BHP Brasil Ltda. under U.S. federal securities laws. The plaintiffs allege that Vale S.A. made false and misleading statements or not made disclosures concerning the risks and dangers of the operations of Samarco's Fundão dam and the adequacy of related programs and procedures.

In June 2019, the Court issued a decision and order dismissing with prejudice the putative federal securities class action. In December 2019 the plaintiffs filed a Notice of Appeal to the Court of Appeals, plaintiff’s legal deadline to file the brief of the appeal should expire in March 2020. Based on the assessment of the Company´s legal consultants, the defendants would have better arguments to oppose the appeal to be filed by plaintiffs.

(iii) Class action lawsuits related to Vale’s American Depositary Receipts

With respect to litigation in the United States concerning Samarco’s Fundão dam, Vale and certain of our officers have been named as defendants in securities class action suits in the Federal Court in New York brought by holders of Vale’s American Depositary Receipts under U.S. federal securities laws. The suit was brought as a putative class action on behalf of holders of Vale’s American Depositary Receipts (“ADRs”), alleging violations of the U.S. Federal Securities laws on the basis of alleged false and misleading statements or omissions concerning the risks of operations of Samarco’s Fundão dam and the adequacy of the related programs and procedures.

On March 23, 2017 the judge issued a decision rejecting a significant portion of the claims against Vale S.A. and the individual defendants, determining the prosecution of the action with respect to more limited claims. The portion of plaintiffs' case that remains is related to certain statements about procedures, policies and risk mitigation plans contained in Vale S.A.'s sustainability reports in 2013 and 2014, and certain statements regarding to the responsibility of Vale S.A. for the Fundão dam failure made in a conference call in November 2015.

Fact and Expert discovery was totally concluded in October 2019. On September 27, 2019, the Court denied class certification.  On December 26, 2019, the Court issued an Order stating that the parties had informed the Court that the parties had reached a settlement in principle.  The Court directed the parties to submit a motion to approve a proposed settlement no later than February 07, 2020. On February 07, 2020, the parties have filed to the Court an “Stipulation and Agreement of Settlement” by means of the defendants agreed to pay US$25 to settle the case, which is yet subject to some Court approvals and other conditions to be fulfilled before the settlement can be considered as final and binding. These approvals and conditions are expected to occur in 2020.

(iv) Criminal lawsuit

In 2016, the MPF brought a criminal lawsuit against Samarco and its shareholders, VogBr Recursos Hídricos e Geotecnia Ltda. and 22 individuals for the consequences related to Fundão dam failure. Currently, the progress of the criminal action is paralyzed due to the judgment of Habeas Corpus, with no decision.

On April 23, 2019, the Federal Court from the 1st Region (“TRF1”) issued an Habeas Corpus writ and granted it to dismiss the criminal charges of homicide and physical injuries committed by oblique intent held against one of the defendants on the criminal action. At the same opportunity, the Court extended the writ’s issuance to all other defendants on the case as the criminal information does not describe the crimes of homicide and physical injury, but the crime of flooding qualified by the result of death and physical injury as a consequence of the Fundão dam’s failure. Therefore, the Court dismissed the homicide and physical injuries charges held against all defendants.

After acknowledging the Court’s decisions, the Ponte Nova Court changed the process, withdrawing the case from the grand jury and putting it in the ordinary processing. In the same opportunity, the judge ruled to determine the parties to manifest themselves about this process alteration and, after the Federal Prosecution and the defenses presented their petitions, the judge withdrew the charges against Vale and BHP executives and the accusation withheld for trial for the two companies together with Samarco and its representatives. The accusation of crimes committed against the Environmental Public Administration by Vale and one of its executives also remained unaltered. Additionally, the judge determined precatory letters to be sent to collect the defense witnesses testimonies and opened a 60 day term for the defenses to present a list of questions to be put together with the international cooperation for the testimony of the accusation witnesses residing in Canada.

(v) Tax proceedings

In 2018, the Office of the Attorney General for the National Treasury (PGFN) requested a judicial order to secure the payment of alleged federal tax and social security debts regarding Samarco. In May 2019, a favorable decision was issued dismissing the claim without prejudice, due to lack of procedural interest. The PGFN filed an appeal to the Local Court. The Company is waiting for the Court ruling.

e) Contingent Assets

(i) Compulsory loan

In 2015, the Company requested for the enforcement of the judicial decision in the amount of US$130 (R$524 million) related to a favorable unappealable decision which partially recognized its right to refund the differences of monetary adjustments and interests due over to the third convertible bonds issued by Eletrobrás shares in the period within 1987 to 1993. In November 2019, the Company requested for the payment of the amount of US$74 (R$297 million) recognized by Eletrobrás as due and awaits judicial analysis of the surplus amount. Therefore, it has not possible yet to determine the amount to be refunded and, consequently, the asset has not been registered in the Company's financial statements.

(ii) ICMS included in PIS and COFINS tax base

Vale had been discussing the issue regarding the exclusion of ICMS in PIS and COFINS tax basis in two judicial proceedings, related to taxable events after December 2001.  In one of the proceedings, the company has obtained a definitive favorable decision (res judicata). In the second proceeding the current decision is also favorable to the Company, but this proceeding did not reach the res judicata. Vale is waiting for a final decision on the leading that will be issued by Supreme Court in order to calculate the amount to be refunded arising from both proceedings. The Company did not record this asset in its financial statement.

(iii) Arbitral award related to Simandou

In 2010, Vale acquired a 51% stake in VBG - Vale BSGR Limited ("VBG") (formerly BSG Resources (Guinea) Limited), which had iron ore concession rights in Simandou South ("Zogota") and iron ore exploration permits over the areas known as Simandou Blocks 1 & 2 in Guinea. In 2014, the Republic of Guinea revoked those rights after a finding that BSGR had obtained them through bribery of Guinean government officials. The Republic of Guinea did not make any finding of any involvement or responsibility on Vale’s part.

Vale commenced arbitration proceedings against BSG Resources Limited (“BSGR”) in April 2014, and in April 2019, the arbitral tribunal in London ruled in Vale’s favor and ordered BSGR to pay to Vale the amount of US$1.2 billion plus costs and interest (with interest and costs, the award exceeds US$2.0 billion).  The arbitral tribunal ruled that BSGR had defrauded Vale by inducing Vale to enter into the joint venture. On September 20, 2019, the English High Court ruled that Vale can proceed with enforcement of its US$2.0 billion arbitration award.

BSGR went into administration in March 2018, and Vale has commenced legal proceedings against BSGR before courts in London, England and in the United States District Court for the Southern District of New York to enforce the arbitral award against BSGR.

BSGR challenged the award before the English High Court, and its challenge was dismissed on November 29, 2019. BSGR has also applied to the United States Bankruptcy Court to have its administration recognized in the United States.

On December 3, 2019, Vale and two of its affiliates filed new litigation proceedings in the English High Court, claiming damages of approximately US$1.85 billion, against certain individuals and related parties to BSGR.

Vale intends to pursue the enforcement of the award and collection of the amounts due by all legally available means, but since there can be no assurance as to the timing and amount of any collections, the asset was not recognized in its financial statements.

(iv) Canadian Tax Litigation Matter

Vale Canada Limited (“VCL”) and the Canadian Department of Justice - Canada Revenue Agency signed an agreement regarding a tax litigation matter related to the appropriate tax treatment of certain receipts received and expenditures incurred by VCL in respect of merger and acquisition transactions in 2006. In 2019, the Company recognized a contingent asset in amount of US$170 (CAD 221 million), related an income tax refund, included estimated interest.  On January 28, 2020 (subsequent event), the Company received a portion of this asset in the amount of US$145 (CAD 189 million).

Accounting policy

A provision is recognized when it is considered probable that an outflow of resources will be required to settle the obligation and can be reliably estimated. The liability is accounted against an expense in the income statement. This obligation is updated based on the developments of the judicial process or interest accretion and can be reversed if the expectation of loss is not considered probable due to changes in circumstances or when the obligation is settled.

Critical accounting estimates and judgments

Litigations are contingent by nature, that is, it will be resolved when one or more future event occurs or fails to occur. Typically, the occurrence or not of such events is outside of the Company’s control. Legal uncertainties involve the application of significant estimates and judgments by management regarding the potential outcomes of future events.